Financial Assets - Contractual Maturity Schedule of Available-for-Sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 870,533	¥ 810,734
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities	496,590	455,124
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Available-for-sale securities	11,511	42,410
Debt securities [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	170,606	153,630
Debt securities [member] | After five years but within ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	214,826	167,552
Debt securities [member] | After ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 99,647	¥ 91,532